THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY
13, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 13, 2000.

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             12/23/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        6
                                               -------------

Form 13F Information Table Value Total:        $104,518
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No. Form 13F File Number Name


      1               28-6908           William A. Ackman
    ------            ---------         -----------------------------

      2               28-6904           Section H. Partners, L.P.
    ------            -------           -----------------------------

      3               28-7474           Gotham International Advisors,
                                                                L.L.C.
    ------            -------           -----------------------------


                                                      Form 13F INFORMATION TABLE
              COLUMN 1           COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
INSIGNIA FINANCIAL GROUP     COMMON         45766D100  19,343  1,416,019 SH      SHARED-OTHER  1,2          1,416,019
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INSIGNIA FINANCIAL GROUP     COMMON         45766D100  11,052    785,946 SH      SHARED-OTHER  1,3            785,946
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EATON VANCE CORP             COMMON         278265103  37,165  1,846,730 SH      SHARED-OTHER  1,2          1,846,730
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EATON VANCE CORP             COMMON         278265103   8,786    436,570 SH      SHARED-OTHER  1,3            436,570
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UCAR INTL INC                COMMON         90262K109  21,998  1,557,410 SH      SHARED-OTHER  1,2          1,557,410
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UCAR INTL INC                COMMON         90262K109   6,174    437,090 SH      SHARED-OTHER  1,3            437,090
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